Trade and Other Liabilities - Summary of Trade and Other Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade payables	£ 311	£ 265
Sales return liability	173
Social security and other taxes	16	21
Accruals	397	447
Deferred income	387	322
Interest payable	46	45
Liability to purchase own shares		151
Other liabilities	225	224
Trade and other payables	1,555	1,475
Less: non-current portion
Accruals	15	26
Deferred income	66	35
Other liabilities	74	72
Non-current payables	155	133
Current portion	£ 1,400	£ 1,342